Fair Value Measurements - Schedule of Roll Forward of Major Level 3 Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Derivative Liabilities [Member]
Schedule of Roll Forward of Major Level 3 Investments [Line Items]
Fair value of Level 3 investments	¥ 5	¥ 5,721	¥ 10,701
Reclassification of forward exchange contracts			(6,014)
Unrealized fair value change of the derivative liabilities	(5)	(5,716)	1,034
Unrealized fair value change of the available-for-sale investments
Disposal of available-for-sale debt investments
Fair value of Level 3 investments		5	5,721
Available- for-Sale Debt Investments [Member]
Schedule of Roll Forward of Major Level 3 Investments [Line Items]
Fair value of Level 3 investments	59,624	58,465	68,011
Reclassification of forward exchange contracts
Unrealized fair value change of the derivative liabilities
Unrealized fair value change of the available-for-sale investments	(12,669)	1,159	(3,546)
Disposal of available-for-sale debt investments	(16,465)		(6,000)
Fair value of Level 3 investments	¥ 30,490	¥ 59,624	¥ 58,465